Consolidated Balance Sheets - USD ($)		Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents		$ 2,172,690	$ 1,576,632
Advances to suppliers		7,651,067	12,838,970
Prepaid expenses		86,128	103,243
Inventories, net		2,311,924	6,317,173
Other current assets		3,867,614	727,584
TOTAL CURRENT ASSETS		24,050,075	29,488,146
Property, equipment and software, net		6,216,715	5,554,328
Long-term investments		49,489	86,271
TOTAL ASSETS		30,316,279	35,128,745
CURRENT LIABILITIES
Short-term bank loans		2,125,138	2,086,723
Accrued payroll and benefits		348,222	884,949
Other payables and accrued expenses		3,905,197	4,292,657
Income tax payable		2,874	3,197
Derivative financial liabilities		314,935
Convertible note payable		247,356
TOTAL CURRENT LIABILITIES		10,088,268	13,458,318
Long-term bank loans		5,752,188	5,801,096
TOTAL LIABILITIES		15,840,456	19,259,414
EQUITY
Ordinary shares, 2025 and 2024: par $0; authorized capital 100,000,000 shares; shares issued and outstanding, June 30, 2025: 1,002,100 shares; December 31, 2024: 472,764 shares*;	[1]	173,810,795	170,757,735
Additional paid-in capital		22,447,083	22,447,083
Reserve		10,209,086	10,209,086
Accumulated deficit		(215,251,484)	(210,571,935)
Accumulated other comprehensive income		23,260,343	23,027,362
Total equity of the Company		14,475,823	15,869,331
Non-controlling interest
Total Equity		14,475,823	15,869,331
TOTAL LIABILITIES AND EQUITY		30,316,279	35,128,745
Nonrelated Party [Member]
CURRENT ASSETS
Accounts receivable, net		7,960,652	7,881,089
CURRENT LIABILITIES
Accounts payable		400,583	993,103
Advances from customers		457,207	3,435,512
Related Party [Member]
CURRENT ASSETS
Accounts receivable, net			43,455
CURRENT LIABILITIES
Advances from customers		2,895	37,044
Amounts due to related parties		$ 2,283,861	$ 1,725,133

[1]	On May 29, 2025, the Company implemented a one-for-thirty reverse stock split of the Company’s issued and outstanding ordinary shares. Except shares authorized, all references to number of shares, and to per share information in the consolidated financial statements have been retroactively adjusted.